New Standards Adopted as at April 1, 2019 - Disclosure of Right-of-Use Assets to be Recognized Equal to Liability (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Balance at April 1, 2020
Depreciation		1,677
Balance at March 31, 2020		1,512
Payment of lease liabilities		1,579
Lease Liabilities
Statement Line Items [Line Items]
On adoption of IFRS 16	[1]	2,618
Net translation adjustment		(139)
Additions		469
Finance expense		184
Payment of lease liabilities		1,579
Premises | Gross Carrying Amount
Statement Line Items [Line Items]
On adoption of IFRS 16	[1]	2,531
Additions to right-of-use		398
Balance at April 1, 2020		2,929
Balance at March 31, 2020			2,929
Premises | Accumulated Depreciation
Statement Line Items [Line Items]
Balance at April 1, 2020
Depreciation		1,557
Net translation adjustment		36
Balance at March 31, 2020		1,593
Premises | Net Carrying Value
Statement Line Items [Line Items]
Balance at March 31, 2020		1,336
Equipment | Gross Carrying Amount
Statement Line Items [Line Items]
On adoption of IFRS 16	[1]	307
Additions to right-of-use		71
Balance at April 1, 2020		378
Balance at March 31, 2020			378
Equipment | Accumulated Depreciation
Statement Line Items [Line Items]
Balance at April 1, 2020		62
Depreciation		120
Net translation adjustment		20
Balance at March 31, 2020		202	62
Equipment | Net Carrying Value
Statement Line Items [Line Items]
Balance at March 31, 2020		176
Total | Gross Carrying Amount
Statement Line Items [Line Items]
On adoption of IFRS 16	[1]	2,838
Additions to right-of-use		469
Balance at April 1, 2020		3,307
Balance at March 31, 2020			3,307
Total | Accumulated Depreciation
Statement Line Items [Line Items]
Balance at April 1, 2020		62
Depreciation		1,677
Net translation adjustment		56
Balance at March 31, 2020		1,795	$ 62
Total | Net Carrying Value
Statement Line Items [Line Items]
Balance at March 31, 2020		$ 1,512

[1]	The difference in the number accounted on adoption of IFRS 16 is due to Prepaid expenses outstanding last year reduced from Other Receivables amounting to $ 164.